united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Dr, Ste 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Eric Kane

4221 North 203rd Street, Suite 100 Elkhorn, Nebraska  68022-3474

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 9/30

Date of reporting period: 3/31/21

Item 1. Reports to Stockholders.

Counterpoint Tactical Income Fund

Class A – CPATX

Class C – CPCTX

Class I – CPITX

Counterpoint Tactical Equity Fund

Class A – CPAEX

Class C – CPCEX

Class I – CPIEX

Counterpoint Tactical Municipal Fund

Class A – TMNAX

Class C – TMNCX

Class I – TMNIX

Semi-Annual Report

March 31, 2021

1-844-273-8637

www.counterpointmutualfunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

COUNTERPOINT TACTICAL INCOME FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2021

The Fund’s performance figures* for the periods ended March 31, 2021, as compared to its benchmark:

			Annualized	Annualized
	Six Month	One Year	Five Year	Since Inception (a)
Counterpoint Tactical Income Fund - Class A	6.25%	10.09%	5.97%	5.53%
Counterpoint Tactical Income Fund - Class A with Load	1.47%	5.09%	5.00%	4.77%
Counterpoint Tactical Income Fund - Class C	5.80%	9.24%	5.19%	4.77%
Counterpoint Tactical Income Fund - Class I	6.29%	10.38%	6.23%	5.78%
Bloomberg Barclays Capital U.S. Aggregate Bond Index (b)	(2.73)%	0.71%	3.10%	3.08%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total annual operating expenses before any fee waivers as stated in the fee table to the Fund’s prospectus dated February 1, 2021 are 2.20%, 2.95% and 1.95% for the Class A, C and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 4.50% imposed on purchases. The Fund’s advisor has contractually agreed to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses, until at least January 31, 2022, to the extent necessary so that the total operating expenses incurred by the Fund (exclusive of any front-end or contingent deferred loads, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, brokerage fees and commissions or extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers, and trustees, and contractual indemnification of third party service providers other than the advisor)) do not exceed 2.00%, 2.75% and 1.75% of the daily average net assets attributable to Class A, Class C and Class I shares of the Fund, respectively. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits then in place and in place at the time of waiver. The Board may terminate this expense reimbursement arrangement at any time upon 60 days written notice to the Fund’s advisor. For performance information current to the most recent month-end, please call 1-844-273-8637.

(a)	Inception date is December 4, 2014.

(b)	The Bloomberg Barclays Capital U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of March 31, 2021

Holdings by Asset Type	% of Net Assets
Open End Funds	86.3%
Exchange Traded Fund	9.7%
Short-Term Investment - Money Market Fund	2.3%
Other Assets In Excess Of Liabilities	1.7%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2021

The Fund’s performance figures* for the periods ended March 31, 2021, as compared to its benchmarks:

			Annualized	Annualized
	Six Month	One Year	Five Year	Since Inception (a)
Counterpoint Tactical Equity Fund - Class A	(13.20)%	(22.26)%	(6.14)%	(7.69)%
Counterpoint Tactical Equity Fund - Class A with Load	(18.21)%	(26.72)%	(7.25)%	(8.71)%
Counterpoint Tactical Equity Fund - Class C	(13.52)%	(22.86)%	(6.85)%	(8.39)%
Counterpoint Tactical Equity Fund - Class I	(13.14)%	(22.10)%	(5.92)%	(7.47)%
S&P 500 Total Return Index (b)	19.07%	56.35%	16.29%	15.15%
ICE Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index (c)	0.06%	0.12%	1.19%	1.13%
Counterpoint Tactical Equity Fund Blended Index (d)	9.36%	25.77%	8.80%	8.23%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total annual operating expenses before any fee waivers as stated in the fee table to the Fund’s prospectus dated February 1, 2021 are 2.85%, 3.60% and 2.60% for the Class A, C and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.75% imposed on purchases. The Fund’s advisor has contractually agreed to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses, until at least January 31, 2022, to the extent necessary so that the total operating expenses incurred by the Fund (exclusive of any front-end or contingent deferred loads, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, brokerage fees and commissions or extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers, and trustees, and contractual indemnification of third party service providers other than the advisor)) do not exceed 2.00%, 2.75% and 1.75% of the daily average net assets attributable to Class A, Class C and Class I shares of the Fund, respectively. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits then in place and in place at the time of waiver. The Board may terminate this expense reimbursement arrangement at any time upon 60 days written notice to the Fund’s advisor. Total returns would have been lower had the advisor not waived a portion of its fees. For performance information current to the most recent month-end, please call 1-844-273-8637.

(a)	Inception date is November 30, 2015.

(b)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(c)	The ICE Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index is a subset of The ICE Bank of America Merrill Lynch 0-1 Year US Treasury Index including all securities with a remaining term to final maturity less than 3 months. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(d)	The Counterpoint Tactical Equity Fund Blended Index is a composite of 50% S&P 500 Total Return Index and 50% of ICE Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of March 31, 2021

Holdings by Asset Type	% of Net Assets
Short-Term Investment - Money Market Fund	59.4%
U.S. Government Obligations	17.7%
Exchanged Traded Fund	2.9%
Liabilities In Excess Of Other Assets	20.0%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

COUNTERPOINT TACTICAL MUNICIPAL FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2021

The Fund’s performance figures* for the periods ended March 31, 2021, as compared to its benchmark:

			Annualized
	Six Month	One Year	Since Inception (a)
Counterpoint Tactical Municipal Fund - Class A	4.09%	6.78%	5.49%
Counterpoint Tactical Municipal Fund - Class A with Load	(0.58)%	1.99%	3.77%
Counterpoint Tactical Municipal Fund - Class C	3.65%	5.95%	4.66%
Counterpoint Tactical Municipal Fund - Class I	4.21%	7.03%	5.73%
Bloomberg Barclays U.S Municipal Bond Index (b)	1.46%	5.51%	5.00%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total annual operating expenses before any fee waivers as stated in the fee table to the Fund’s prospectus dated February 1, 2021 are 2.06%, 2.81% and 1.81% for the Class A, C and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 4.50% imposed on purchases. The Fund’s advisor has contractually agreed to waived portion of its expenses and has agreed to reimburse the Fund, at least until January 31, 2022 to ensure that Total Annual Fund Operating Expenses After Fee Waiver (but does not include: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iii) borrowing costs (such as interest and dividend expense on securities sold short); (iv) taxes; and (v) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the advisor)) does not exceed 1.25%, 2.00% and 1.00% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits then in place and in place at the time of waiver. The Board may terminate this expense reimbursement arrangement at any time upon 60 days written notice to the Fund’s advisor. Total returns would have been lower had the advisor not waived a portion of its fees. For performance information current to the most recent month-end, please call 1-844-273-8637.

(a)	Inception date is June 11, 2018.

(b)	The Bloomberg Barclays U.S. Municipal Bond Index covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of March 31, 2021

Holdings by Asset Type	% of Net Assets
Open End Funds	99.0%
Short-Term Investments - Money Market Funds	0.8%
Other Assets In Excess Of Liabilities	0.2%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

COUNTERPOINT TACTICAL INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2021

Shares		Fair Value
	EXCHANGE TRADED FUND - 9.7%
1,514,037	iShares Broad USD High Yield Corporate Bond ETF +	$62,363,184
	TOTAL EXCHANGE TRADED FUND (Cost - $59,068,728)

	OPEN END FUNDS - 86.3%
31,424,581	BlackRock High Yield Bond Portfolio Institutional Class	244,168,994
26,345,116	PGIM High Yield Fund Class Z	145,688,494
11,267,471	TIAA-CREF High Yield Fund Institutional Class	107,378,999
6,125,237	Transamerica High Yield Bond Class I	55,923,416
	TOTAL OPEN END FUNDS (Cost - $521,149,436)	553,159,903

	SHORT-TERM INVESTMENT - 2.3%
	MONEY MARKET FUND - 2.3%
14,691,315	BlackRock Liquidity Funds Treasury Trust Fund Portfolio Institutional Class, 0.03% *	14,691,315
	TOTAL SHORT-TERM INVESTMENT (Cost - $14,691,315)

	TOTAL INVESTMENTS - 98.3% (Cost - $594,909,479)	$630,214,402
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.7%	10,501,775
	NET ASSETS - 100.0%	$640,716,177

*	Money market fund; interest rate reflects seven-day effective yield on March 31, 2021.

CREDIT DEFAULT SWAP - SELL PROTECTION
			Maturity	Notional		Premiums	Unrealized
Description	Counterparty	Fixed Rate Paid	Date	Amount	Value	Paid (Received)	Appreciation ^
CDX North American High Yield Index Version 1, Series 36 **	Wells Fargo	5.00%	6/20/2026	$13,900,000	$1,249,094	$1,180,880	$68,214

**	The underlying holdings of this security can be found at https://www.markit.com/Company/Files/DownloadFiles?CMSID=4b3afa15d9db4a83b6443db1ebc625a8

^	Includes dividends receivable and interest payable.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2021

Shares					Fair Value
	EXCHANGE TRADED FUND - 2.9%
262	SPDR S&P 500 ETF Trust				$103,839
	TOTAL EXCHANGE TRADED FUND (Cost - $85,207)

Principal		Coupon Rate		Maturity Date
	U.S. GOVERNMENT OBLIGATIONS - 17.7%
300,000	United States Treasury Bill #	0.140%	@	9/9/2021	299,973
300,000	United States Treasury Inflation Indexed Bonds #	0.125%		10/15/2024	330,871
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $611,891)				630,844

Shares
	SHORT-TERM INVESTMENTS - 59.4%
	MONEY MARKET FUND - 59.4%
2,123,146	Fidelity Investments Money Market Funds - Government Portfolio Class I, 0.01%**				2,123,146
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,123,146)

	TOTAL INVESTMENTS - 80.0% (Cost - $2,820,244)				$2,857,829
	OTHER ASSETS IN EXCESS OF LIABILITIES - 20.0%				714,616
	NET ASSETS - 100.0%				$3,572,445

SPDR - Standard & Poor’s Depositary Receipt

@	Discount Rate at time of purchase.

#	All or a portion of this security is pledged as collateral for total return swaps. As of March 31, 2021, the value of the pledged portion is $630,843.

**	Money market fund; interest rate reflects seven-day effective yield on March 31, 2021.

OUTER PERFORMANCE OPTION

			Strike	Expiration	Notional
Description	Currency	Counterparty	Rate	Date	Amount	Value
Call
JPCPCLNG/JPCPCSHR Index Outerperformance Option ***	USD	JP Morgan	2.00%	5/28/2021	$2,000,000	$337,998

TOTAL RETURN SWAPS
									Unrealized
					Number of	Maturity	Notional	Upfront	Appreciation/
Description	Currency	Index	Spread	Counterparty	Contracts	Date	Amount	Payments	(Depreciation) ^
Long
GS Client Global Stock Long Basket ***	USD	1 Month USD Libor	0.70%	Goldman Sachs	21,860	5/4/2022	$2,571,949	$—	$(16,430)
Strategy Shares Newfound/ReSolve Robust
Momentum ETF	USD	1 Month USD Libor	0.00%	JP Morgan	50,000	1/30/2023	1,319,000	—	(8,167)
SPDR S&P 500 ETF TRUST	USD	1 Month USD Libor	0.30%	JP Morgan	3,500	5/4/2021	1,393,695	—	17,290
									$(7,307)
Short
GS Client Global Stock Short Basket ***	USD	1 Month USD Libor	(1.00)%	Goldman Sachs	17,414	5/4/2022	2,558,381	—	$7,579
									$7,579

									$272

***	The underlying holdings of this security can be found at https://www.counterpointmutualfunds.com/tactical-equity-fund/

^	Includes dividends receivable and interest payable.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL MUNICIPAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2021

Shares		Fair Value
	OPEN END FUNDS - 99.0%
1,789,657	American Century High-Yield Municipal Fund - Class I	$18,165,015
2,008,912	Invesco Oppenheimer AMT-Free Municipal Fund - Class Y	15,689,602
1,831,667	PGIM Muni High Income Fund - Class Z	19,452,299
	TOTAL OPEN END FUNDS (Cost - $51,200,831)	53,306,916

	SHORT-TERM INVESTMENTS - 0.8%
	MONEY MARKET FUNDS - 0.8%
109	BlackRock Liquidity Funds MuniCash, Institutional Class, 0.01% *	109
415,150	BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 0.03% *	415,150
	TOTAL SHORT-TERM INVESTMENTS (Cost - $415,259)	415,259

	TOTAL INVESTMENTS - 99.8% (Cost - $51,616,090)	$53,722,175
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	88,511
	NET ASSETS - 100.0%	$53,810,686

*	Money market fund; interest rate reflects seven-day effective yield on March 31, 2021.

See accompanying notes to financial statements.

COUNTERPOINT FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2021

	Counterpoint	Counterpoint	Counterpoint
	Tactical Income	Tactical Equity	Tactical
	Fund	Fund	Municipal Fund
ASSETS
Investment securities:
At cost	$594,909,479	$2,820,244	$51,616,090
At value	$630,214,402	$2,857,829	$53,722,175
Cash	745,015	—	—
Cash held for collateral at broker	5,777,243	237,761	—
Receivable for Fund shares sold	1,526,666	28,995	106,677
Receivable for securities sold	14,987,242	—	—
Dividends and interest receivable	2,130,351	335	146,185
Premiums paid on open swap contracts	1,180,880	—	—
Investment in outer performance options (Cost $136,000)	—	337,998	—
Unrealized appreciation on credit default swap	68,214	—	—
Unrealized appreciation on total return swaps	—	272	—
Receivable due from advisor	—	10,855	—
Receivable due from broker - swaps	—	127,414	—
Prepaid expenses and other assets	43,337	6,192	17,847
TOTAL ASSETS	656,673,350	3,607,651	53,992,884

LIABILITIES
Due to custodian	—	—	125,869
Investment advisory fees payable	663,797	—	23,222
Payable for investments purchased	15,000,000	—	—
Payable to broker - swaps	—	905	—
Payable for Fund shares redeemed	144,584	5,125	3,394
Payable to related parties	69,336	1,600	8,683
Distribution (12b-1) fees payable	47,949	463	879
Accrued expenses and other liabilities	31,507	27,113	20,151
TOTAL LIABILITIES	15,957,173	35,206	182,198
NET ASSETS	$640,716,177	$3,572,445	$53,810,686

NET ASSETS CONSIST OF:
Paid in capital	$609,418,199	$10,754,763	$51,691,468
Accumulated earnings (loss)	$31,297,978	$(7,182,318)	$2,119,218
NET ASSETS	$640,716,177	$3,572,445	$53,810,686

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$63,051,711	$622,883	$1,340,766
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	5,463,313	69,668	123,383
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$11.54	$8.94	$10.87
Maximum offering price per share (maximum sales charge of 4.50%, 5.75% and 4.50%, respectively)	$12.08	$9.48	$11.38

Class C Shares :
Net Assets	$41,755,491	$417,001	$796,970
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,632,679	48,643	73,777
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share	$11.49	$8.57	$10.80

Class I Shares:
Net Assets	$535,908,975	$2,532,561	$51,672,950
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	46,466,082	279,442	4,753,802
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share	$11.53	$9.06	$10.87

See accompanying notes to financial statements.

COUNTERPOINT FUNDS
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2021

	Counterpoint	Counterpoint	Counterpoint
	Tactical Income	Tactical Equity	Tactical Municipal
	Fund	Fund	Fund
INVESTMENT INCOME
Dividends (including foreign dividend tax withholding of $0, $136 and $0, respectively)	$14,296,916	$32,195	$879,439
Interest	2,746	8,876	56
Securities lending income (net of fees)	354	501	—
TOTAL INVESTMENT INCOME	14,300,016	41,572	879,495

EXPENSES
Investment advisory fees	3,558,779	47,801	173,236
Distribution (12b-1) fees:
Class A	79,270	2,243	1,661
Class C	197,595	2,417	3,425
Administrative services fees	211,214	11,259	24,859
Third party administrative servicing fees	147,725	6,131	14,575
Accounting services fees	85,411	4,155	9,720
Transfer agent fees	71,923	17,924	17,924
Registration fees	56,597	15,079	17,818
Printing and postage expenses	39,762	4,512	4,512
Custodian fees	24,806	7,479	3,678
Compliance officer fees	13,649	3,739	4,925
Audit fees	9,050	9,050	9,050
Trustees’ fees and expenses	7,479	7,479	7,479
Legal fees	7,479	6,294	7,479
Insurance expense	7,368	303	628
Interest expense	—	2,135	—
Other expenses	2,554	2,044	2,044
TOTAL EXPENSES	4,520,661	150,044	303,013
Less: Fees waived/expenses reimbursed by the Advisor	—	(76,688)	(50,256)
TOTAL NET EXPENSES	4,520,661	73,356	252,757

NET INVESTMENT INCOME (LOSS)	9,779,355	(31,784)	626,738

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	155,286	2,481,034	(28,088)
Net realized gain (loss) on swap contracts	1,131,427	(3,753,082)	—
Net realized loss on futures contracts	—	(104,189)	—
Net realized gain on options purchased	—	8,808	—
Net realized gain on foreign currency transactions	—	2,063	—
Net realized gain on options written	—	5,098	—
	1,286,713	(1,360,268)	(28,088)

Net change in unrealized appreciation (depreciation) on investments	21,890,360	(596,440)	1,333,657
Net change in unrealized appreciation on swap contracts	43,075	271,574	—
Net change in unrealized appreciation on options purchased	—	201,998	—
	21,933,435	(122,868)	1,333,657

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	23,220,148	(1,483,136)	1,305,569

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$32,999,503	$(1,514,920)	$1,932,307

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	March 31, 2021	Year Ended
	(Unaudited)	September 30, 2020
FROM OPERATIONS
Net investment income	$9,779,355	$9,184,461
Net realized gain on investments and swap contracts	1,286,713	6,505,255
Net change in unrealized appreciation on investments and swap contracts	21,933,435	3,007,279
Net increase in net assets resulting from operations	32,999,503	18,696,995

DISTRIBUTIONS TO SHAREHOLDERS
Class A	(1,027,860)	(1,443,489)
Class C	(511,118)	(489,571)
Class I	(8,455,528)	(7,079,855)
Net decrease in net assets resulting from distributions to shareholders	(9,994,506)	(9,012,915)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	13,278,916	28,641,261
Class C	6,668,261	12,602,803
Class I	166,250,154	240,261,091
Net asset value of shares issued in reinvestment of distributions:
Class A	1,007,474	1,350,467
Class C	381,204	367,117
Class I	7,543,532	6,620,946
Payments for shares redeemed:
Class A	(20,343,390)	(35,162,454)
Class C	(4,725,884)	(8,590,077)
Class I	(56,387,340)	(100,515,852)
Net increase in net assets from shares of beneficial interest	113,672,927	145,575,302

TOTAL INCREASE IN NET ASSETS	136,677,924	155,259,382

NET ASSETS
Beginning of Period	504,038,253	348,778,871
End of Period	$640,716,177	$504,038,253

SHARE ACTIVITY
Class A:
Shares Sold	1,153,539	2,650,273
Shares Reinvested	88,031	123,973
Shares Redeemed	(1,776,196)	(3,239,393)
Net decrease in shares of beneficial interest outstanding	(534,626)	(465,147)

Class C:
Shares Sold	581,434	1,160,329
Shares Reinvested	33,425	33,826
Shares Redeemed	(413,156)	(789,573)
Net increase in shares of beneficial interest outstanding	201,703	404,582

Class I:
Shares Sold	14,476,835	22,058,336
Shares Reinvested	658,990	606,262
Shares Redeemed	(4,915,909)	(9,270,862)
Net increase in shares of beneficial interest outstanding	10,219,916	13,393,736

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	March 31, 2021	Year Ended
	(Unaudited)	September 30, 2020
FROM OPERATIONS
Net investment loss	$(31,784)	$(51,018)
Net realized loss on investments,foreign currency transactions, futures contracts, options purchased, options written and swap contracts	(1,360,268)	(2,134,523)
Net change in unrealized depreciation on investments options purchased and swap contracts	(122,868)	(615,210)
Net decrease in net assets resulting from operations	(1,514,920)	(2,800,751)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	911,063	492,976
Class C	—	358,239
Class I	605,836	7,622,505
Payments for shares redeemed:
Class A	(1,999,289)	(1,335,001)
Class C	(85,969)	(783,994)
Class I	(5,120,577)	(13,179,134)
Net decrease in net assets from shares of beneficial interest	(5,688,936)	(6,824,409)

TOTAL DECREASE IN NET ASSETS	(7,203,856)	(9,625,160)

NET ASSETS
Beginning of Period	10,776,301	20,401,461
End of Period	$3,572,445	$10,776,301

SHARE ACTIVITY
Class A:
Shares Sold	96,305	42,416
Shares Redeemed	(227,961)	(108,445)
Net decrease in shares of beneficial interest outstanding	(131,656)	(66,029)

Class C:
Shares Sold	—	32,303
Shares Redeemed	(9,994)	(70,279)
Net decrease in shares of beneficial interest outstanding	(9,994)	(37,976)

Class I:
Shares Sold	64,992	666,561
Shares Redeemed	(564,332)	(1,133,042)
Net decrease in shares of beneficial interest outstanding	(499,340)	(466,481)

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL MUNICIPAL FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	March 31, 2021	Year Ended
	(Unaudited)	September 30, 2020
FROM OPERATIONS
Net investment income	$626,738	$608,554
Net realized gain (loss) on investments	(28,088)	551,984
Net change in unrealized appreciation on investments	1,333,657	44,476
Net increase in net assets resulting from operations	1,932,307	1,205,014

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(26,202)	(26,500)
Class C	(11,281)	(4,332)
Class I	(992,952)	(571,469)
Net decrease in net assets resulting from distributions to shareholders	(1,030,435)	(602,301)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	188,287	845,009
Class C	105,001	490,300
Class I	14,883,041	36,543,233
Net asset value of shares issued in reinvestment of distributions:
Class A	24,633	26,133
Class C	9,963	4,050
Class I	923,580	512,984
Payments for shares redeemed:
Class A	(270,810)	(1,404,973)
Class C	—	(51,299)
Class I	(9,836,582)	(16,927,959)
Net increase in net assets from shares of beneficial interest	6,027,113	20,037,478

TOTAL INCREASE IN NET ASSETS	6,928,985	20,640,191

NET ASSETS
Beginning of Period	46,881,701	26,241,510
End of Period	$53,810,686	$46,881,701

SHARE ACTIVITY
Class A:
Shares Sold	17,222	80,311
Shares Reinvested	2,276	2,492
Shares Redeemed	(25,010)	(132,548)
Net decrease in shares of beneficial interest outstanding	(5,512)	(49,745)

Class C:
Shares Sold	9,702	46,410
Shares Reinvested	925	386
Shares Redeemed	—	(4,876)
Net increase in shares of beneficial interest outstanding	10,627	41,920

Class I:
Shares Sold	1,373,047	3,470,517
Shares Reinvested	85,314	48,641
Shares Redeemed	(913,194)	(1,616,312)
Net increase in shares of beneficial interest outstanding	545,167	1,902,846

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the	For the	For the		For the	For the
	March 31, 2021		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	(Unaudited)		September 30, 2020	September 30, 2019	September 30, 2018		September 30, 2017	September 30, 2016
Net asset value, beginning of period	$11.04		$10.79	$10.91	$11.28		$11.17	$10.09
Activity from investment operations:
Net investment income (1)	0.19		0.23	0.35	0.28		0.32	0.29
Net realized and unrealized gain (loss) on investments (2)	0.50		0.25	0.05	(0.31)		0.32	1.00
Total from investment operations	0.69		0.48	0.40	(0.03)		0.64	1.29
Paid-in-capital from redemption fees	—		—	—	—		—	0.00 (3)
Less distributions from:
Net investment income	(0.19)		(0.23)	(0.38)	(0.34)		(0.38)	(0.21)
Return of Capital	—		—	—	—		—	—
Net realized gains	—		—	(0.14)	(0.00	) (4)	(0.15)	—
Total distributions	(0.19)		(0.23)	(0.52)	(0.34)		(0.53)	(0.21)
Net asset value, end of period	$11.54		$11.04	$10.79	$10.91		$11.28	$11.17
Total return (4)	6.25	% (5)	4.47%	3.89%	(0.27)%		5.95%	12.85%
Net assets, at end of period (000’s)	$63,052		$66,244	$69,747	$107,839		$135,575	$50,987
Ratio of gross expenses to average net assets before waiver/recapture (6,7)	1.74	% (8)	1.78%	1.79%	1.77%		1.77%	1.85%
Ratio of net expenses to average net assets after waiver/recapture (6)	1.74	% (8)	1.78%	1.79%	1.77%		1.77%	1.93%
Ratio of net investment income before waiver/recapture to average net assets (9)	3.30	% (8)	2.12%	3.27%	2.55%		2.82%	2.77%
Ratio of net investment income after waiver/recapture to average net assets (9)	3.30	% (8)	2.12%	3.27%	2.55%		2.82%	2.69%
Portfolio Turnover Rate	17	% (5)	232%	353%	380%		71%	123%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(8)	Annualized.

(9)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended		For the	For the	For the		For the	For the
	March 31, 2021		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	(Unaudited)		September 30, 2020	September 30, 2019	September 30, 2018		September 30, 2017	September 30, 2016
Net asset value, beginning of period	$11.00		$10.76	$10.89	$11.22		$11.12	$10.06
Activity from investment operations:
Net investment income (1)	0.14		0.15	0.27	0.20		0.23	0.20
Net realized and unrealized gain (loss) on investments (2)	0.50		0.25	0.05	(0.32)		0.33	1.01
Total from investment operations	0.64		0.40	0.32	(0.12)		0.56	1.21
Less distributions from:
Net investment income	(0.15)		(0.16)	(0.31)	(0.21)		(0.31)	(0.15)
Net realized gains	—		—	(0.14)	(0.00	) (3)	(0.15)	—
Total distributions	(0.15)		(0.16)	(0.45)	(0.21)		(0.46)	(0.15)
Net asset value, end of period	$11.49		$11.00	$10.76	$10.89		$11.22	$11.12
Total return (4)	5.80	% (5)	3.73%	3.11%	(1.03)%		5.15%	12.09%
Net assets, at end of period (000’s)	$41,755		$37,748	$32,578	$35,336		$32,825	$19,420
Ratio of gross expenses to average net assets before waiver/recapture (6,7)	2.49	% (8)	2.53%	2.54%	2.52%		2.52%	2.60%
Ratio of net expenses to average net assets after waiver/recapture (6)	2.49	% (8)	2.53%	2.54%	2.52%		2.52%	2.68%
Ratio of net investment income before waiver/recapture to average net assets (9)	2.54	% (8)	1.40%	2.52%	1.79%		2.08%	1.98%
Ratio of net investment income after waiver/recapture to average net assets (9)	2.54	% (8)	1.40%	2.52%	1.79%		2.08%	1.90%
Portfolio Turnover Rate	17	% (5)	232%	353%	380%		71%	123%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(8)	Annualized.

(9)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended		For the	For the	For the		For the	For the
	March 31, 2021		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	(Unaudited)		September 30, 2020	September 30, 2019	September 30, 2018		September 30, 2017	September 30, 2016
Net asset value, beginning of period	$11.04		$10.78	$10.90	$11.30		$11.18	$10.10
Activity from investment operations:
Net investment income (1)	0.20		0.26	0.37	0.30		0.35	0.27
Net realized and unrealized gain (loss) on investments (2)	0.49		0.26	0.05	(0.31)		0.33	1.04
Total from investment operations	0.69		0.52	0.42	(0.01)		0.68	1.31
Paid-in-capital from redemption fees	—		—	—	—		—	0.00 (3)
Less distributions from:
Net investment income	(0.20)		(0.26)	(0.40)	(0.39)		(0.41)	(0.23)
Net realized gains	—		—	(0.14)	(0.00	) (4)	(0.15)	—
Total distributions	(0.20)		(0.26)	(0.54)	(0.39)		(0.56)	(0.23)
Net asset value, end of period	$11.53		$11.04	$10.78	$10.90		$11.30	$11.18
Total return (4)	6.29	% (5)	4.83%	4.13%	(0.07)%		6.18%	13.04%
Net assets, at end of period (000s)	$535,909		$400,046	$246,454	$261,476		$247,550	$130,503
Ratio of gross expenses to average net assets before waiver/recapture (6,7)	1.49	% (8)	1.53%	1.54%	1.52%		1.52%	1.60%
Ratio of net expenses to average net assets after waiver/recapture (6)	1.49	% (8)	1.53%	1.54%	1.52%		1.52%	1.68%
Ratio of net investment income before waiver/recapture to average net assets (9)	3.52	% (8)	2.38%	3.49%	2.74%		3.07%	2.60%
Ratio of net investment income after waiver/recapture to average net assets (9)	3.52	% (8)	2.38%	3.49%	2.74%		3.07%	2.52%
Portfolio Turnover Rate	17	% (5)	232%	353%	380%		71%	123%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(8)	Annualized.

(9)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	March 31, 2021		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		September 30, 2020	September 30, 2019	September 30, 2018	September 30, 2017	September 30, 2016 (1)
Net asset value, beginning of period	$10.30		$12.60	$15.92	$15.75	$14.36	$15.00
Activity from investment operations:
Net investment loss (2)	(0.04)		(0.05)	(0.06)	(0.09)	(0.03)	(0.11)
Net realized and unrealized gain (loss) on investments (3)	(1.32)		(2.25)	(2.77)	1.17	1.42	(0.53)
Total from investment operations	(1.36)		(2.30)	(2.83)	1.08	1.39	(0.64)
Less distributions from:
Net realized gains	—		—	(0.49)	(0.91)	—	—
Total distributions	—		—	(0.49)	(0.91)	—	—
Net asset value, end of period	$8.94		$10.30	$12.60	$15.92	$15.75	$14.36
Total return (4)	(13.20	)% (5)	(18.25)%	(18.15)%	7.02%	9.68%	(4.27	)% (5)
Net assets, at end of period (000s)	$623		$2,074	$3,369	$6,322	$3,796	$2,632
Ratio of gross expenses to average net assets before waiver (6,7,8)	4.07	% (9)	2.82%	2.37%	3.12%	4.18%	4.50	% (9)
Ratio of net expenses to average net assets after waiver (6,7)	2.06	% (9)	2.00%	2.08%	2.81%	3.33%	2.75	% (9)
Ratio of net investment loss before waiver to average net assets (10)	(2.99	)% (9)	(1.27)%	(0.81)%	(1.68)%	(2.37)%	(3.22	)% (9)
Ratio of net investment loss after waiver to average net assets (10)	(0.98	)% (9)	(0.45)%	(0.52)%	(1.37)%	(1.52)%	(1.72	)% (9)
Portfolio Turnover Rate	49	% (5)	259%	296%	259%	369%	264	% (5)

(1)	The Counterpoint Tactical Equity Fund’s Class A shares commenced operations on November 30, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Excluding interest expense and dividends on securities sold short, the following ratios would have been:

Gross expenses to average net assets (8)	4.01	% (9)	2.82%	2.29%	2.31%	2.85%	3.75	% (9)
Net expenses to average net assets	2.00	% (9)	2.00%	2.00%	2.00%	2.00%	2.00	% (9)

(8)	Represents the ratio of expenses to average net assets absent fee waivers or expense reimbursements by the advisor.

(9)	Annualized.

(10)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	March 31, 2021		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		September 30, 2020	September 30, 2019	September 30, 2018	September 30, 2017	September 30, 2016 (1)
Net asset value, beginning of period	$9.91		$12.22	$15.57	$15.53	$14.26	$15.00
Activity from investment operations:
Net investment loss (2)	(0.08)		(0.15)	(0.19)	(0.20)	(0.14)	(0.20)
Net realized and unrealized gain (loss) on investments (3)	(1.26)		(2.16)	(2.67)	1.15	1.41	(0.54)
Total from investment operations	(1.34)		(2.31)	(2.86)	0.95	1.27	(0.74)
Less distributions from:
Net realized gains	—		—	(0.49)	(0.91)	—	—
Total distributions	—		—	(0.49)	(0.91)	—	—
Net asset value, end of period	$8.57		$9.91	$12.22	$15.57	$15.53	$14.26
Total return (4)	(13.52	)% (5)	(18.90)%	(18.77)%	6.24%	8.83%	(4.93	)% (5)
Net assets, at end of period (000s)	$417		$581	$1,181	$2,870	$1,251	$843
Ratio of gross expenses to average net assets before waiver (6,7,8)	4.82	% (9)	3.57%	3.12%	3.87%	4.93%	5.00	% (9)
Ratio of net expenses to average net assets after waiver (6,7)	2.81	% (9)	2.75%	2.83%	3.56%	4.08%	3.50	% (9)
Ratio of net investment loss before waiver to average net assets (10)	(3.80	)% (9)	(2.08)%	(1.75)%	(2.42)%	(3.12)%	(4.16	)% (9)
Ratio of net investment loss after waiver to average net assets (10)	(1.79	)% (9)	(1.26)%	(1.46)%	(2.11)%	(2.27)%	(2.67	)% (9)
Portfolio Turnover Rate	49	% (5)	259%	296%	259%	369%	264	% (5)

(1)	The Counterpoint Tactical Equity Fund’s Class C shares commenced operations on November 30, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Excluding interest expense and dividends on securities sold short, the following ratios would have been:

Gross expenses to average net assets (8)	4.76	% (9)	3.57%	3.04%	3.06%	3.60%	4.25	% (9)
Net expenses to average net assets	2.75	% (9)	2.75%	2.75%	2.75%	2.75%	2.75	% (9)

(8)	Represents the ratio of expenses to average net assets absent fee waivers or expense reimbursements by the advisor.

(9)	Annualized.

(10)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	March 31, 2021		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		September 30, 2020	September 30, 2019	September 30, 2018	September 30, 2017	September 30, 2016 (1)
Net asset value, beginning of period	$10.43		$12.73	$16.04	$15.82	$14.38	$15.00
Activity from investment operations:
Net investment income (loss) (2)	(0.03)		(0.03)	(0.01)	(0.05)	0.01	(0.08)
Net realized and unrealized gain (loss) on investments (3)	(1.34)		(2.27)	(2.81)	1.18	1.43	(0.54)
Total from investment operations	(1.37)		(2.30)	(2.82)	1.13	1.44	(0.62)
Less distributions from:
Net realized gains	—		—	(0.49)	(0.91)	—	—
Total distributions	—		—	(0.49)	(0.91)	—	—
Net asset value, end of period	$9.06		$10.43	$12.73	$16.04	$15.82	$14.38
Total return (4)	(13.14	)% (5)	(18.07)%	(17.95)%	7.31%	10.01%	(4.13	)% (5)
Net assets, at end of period (000s)	$2,533		$8,121	$15,851	$23,615	$10,662	$5,900
Ratio of gross expenses to average net assets before waiver (6,7,8)	3.82	% (9)	2.57%	2.12%	2.87%	3.93%	4.25	% (9)
Ratio of net expenses to average net assets after waiver (6,7)	1.81	% (9)	1.75%	1.83%	2.56%	3.08%	2.50	% (9)
Ratio of net investment loss before waiver to average net assets (10)	(2.71	)% (9)	(1.07)%	(0.45)%	(1.43)%	(2.14)%	(3.25	)% (9)
Ratio of net investment loss after waiver to average net assets (10)	(0.70	)% (9)	(0.25)%	(0.16)%	(1.12)%	(1.29)%	(1.50	)% (9)
Portfolio Turnover Rate	49	% (5)	259%	296%	259%	369%	264	% (5)

(1)	The Counterpoint Tactical Equity Fund’s Class I shares commenced operations on November 30, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Excluding interest expense and dividends on securities sold short, the following ratios would have been:

Gross expenses to average net assets (8)	3.76	% (9)	2.57%	2.04%	2.06%	2.60%	3.50	% (9)
Net expenses to average net assets	1.75	% (9)	1.75%	1.75%	1.75%	1.75%	1.75	% (9)

(8)	Represents the ratio of expenses to average net assets absent fee waivers or expense reimbursements by the advisor.

(9)	Annualized.

(10)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the	For the	For the
	March 31, 2021		Year Ended	Year Ended	Period Ended
	(Unaudited)		September 30, 2020	September 30, 2019	September 30, 2018 (1)
Net asset value, beginning of period	$10.65		$10.47	$10.00	$10.00
Activity from investment operations:
Net investment income (2)	0.13		0.19	0.26	0.09
Net realized and unrealized gain (loss) on investments (3)	0.30		0.16	0.44	(0.01)
Total from investment operations	0.43		0.35	0.70	0.08
Less distributions from:
Net investment income	(0.12)		(0.17)	(0.23)	(0.08)
Net realized gains	(0.09)		—	—	—
Total distributions	(0.21)		(0.17)	(0.23)	(0.08)
Net asset value, end of period	$10.87		$10.65	$10.47	$10.00
Total return (4)	4.09	% (5)	3.37%	7.12%	0.77	% (5)
Net assets, at end of period (000s)	$1,341		$1,373	$1,871	$1,023
Ratio of gross expenses to average net assets before waiver (6,7)	1.45	% (8)	1.61%	2.03%	2.74	% (8)
Ratio of net expenses to average net assets after waiver (6)	1.25	% (8)	1.25%	1.25%	1.25	% (8)
Ratio of net investment income before waiver to average net assets (9)	2.10	% (8)	1.44%	1.79%	1.45	% (8)
Ratio of net investment income after waiver to average net assets (9)	2.30	% (8)	1.80%	2.57%	2.94	% (8)
Portfolio Turnover Rate	9	% (5)	123%	125%	1	% (5)

(1)	The Counterpoint Tactical Municipal Fund’s Class A shares commenced operations on June 11, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Represents the ratio of expenses to average net assets absent fee waivers or expense reimbursements by the advisor.

(8)	Annualized.

(9)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended		For the	For the	For the
	March 31, 2021		Year Ended	Year Ended	Period Ended
	(Unaudited)		September 30, 2020	September 30, 2019	September 30, 2018 (1)
Net asset value, beginning of period	$10.59		$10.46	$10.00	$10.00
Activity from investment operations:
Net investment income (2)	0.08		0.08	0.20	0.07
Net realized and unrealized gain (loss) on investments (3)	0.30		0.18	0.42	(0.01)
Total from investment operations	0.38		0.26	0.62	0.06
Less distributions from:
Net investment income	(0.08)		(0.13)	(0.16)	(0.06)
Net realized gains	(0.09)		—	—	—
Total distributions	(0.17)		(0.13)	(0.16)	(0.06)
Net asset value, end of period	$10.80		$10.59	$10.46	$10.00
Total return (4)	3.65	% (5)	2.54%	6.29%	0.56	% (5)
Net assets, at end of period (000s)	$797		$669	$222	$68
Ratio of gross expenses to average net assets before waiver (6,7)	2.20	% (8)	2.36%	2.78%	3.49	% (8)
Ratio of net expenses to average net assets after waiver (6)	2.00	% (8)	2.00%	2.00%	2.00	% (8)
Ratio of net investment income before waiver to average net assets (9)	1.35	% (8)	0.39%	1.21%	0.77	% (8)
Ratio of net investment income after waiver to average net assets (9)	1.55	% (8)	0.75%	1.99%	2.26	% (8)
Portfolio Turnover Rate (5)	9	% (5)	123%	125%	1	% (5)

(1)	The Counterpoint Tactical Municipal Fund’s Class C shares commenced operations on June 11, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Represents the ratio of expenses to average net assets absent fee waivers or expense reimbursements by the advisor.

(8)	Annualized.

(9)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended		For the	For the	For the
	March 31, 2021		Year Ended	Year Ended	Period Ended
	(Unaudited)		September 30, 2020	September 30, 2019	September 30, 2018 (1)
Net asset value, beginning of period	$10.65		$10.47	$10.00	$10.00
Activity from investment operations:
Net investment income (2)	0.14		0.19	0.28	0.10
Net realized and unrealized gain (loss) on investments (3)	0.31		0.18	0.45	(0.02)
Total from investment operations	0.45		0.37	0.73	0.08
Less distributions from:
Net investment income	(0.14)		(0.19)	(0.26)	(0.08)
Net realized gains	(0.09)		—	—	—
Total distributions	(0.23)		(0.19)	(0.26)	(0.08)
Net asset value, end of period	$10.87		$10.65	$10.47	$10.00
Total return (4)	4.21	% (5)	3.60%	7.39%	0.83	% (5)
Net assets, at end of period (000s)	$51,673		$44,840	$24,149	$13,063
Ratio of gross expenses to average net assets before waiver (6,7)	1.20	% (8)	1.36%	1.78%	2.49	% (8)
Ratio of net expenses to average net assets after waiver (6)	1.00	% (8)	1.00%	1.00%	1.00	% (8)
Ratio of net investment income before waiver to average net assets (9)	2.35	% (8)	1.45%	1.98%	1.68	% (8)
Ratio of net investment income after waiver to average net assets (9)	2.55	% (8)	1.81%	2.76%	3.17	% (8)
Portfolio Turnover Rate	9	% (5)	123%	125%	1	% (5)

(1)	The Counterpoint Tactical Municipal Fund’s Class I shares commenced operations on June 11, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Represents the ratio of expenses to average net assets absent fee waivers or expense reimbursements by the advisor.

(8)	Annualized.

(9)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2021

1.	ORGANIZATION

Counterpoint Tactical Income Fund, Counterpoint Tactical Equity Fund and Counterpoint Tactical Municipal Fund (collectively, the “Funds”) are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objectives of the Funds are as follows:

Counterpoint Tactical Income Fund - seeks income and capital preservation.

Counterpoint Tactical Equity Fund - seeks capital appreciation and preservation.

Counterpoint Tactical Municipal Fund – seeks tax-free income and capital preservation.

Each Fund offers three classes of shares: Class A, Class C and Class I shares. Counterpoint Tactical Income Fund commenced operations on December 4, 2014. Counterpoint Tactical Equity Fund commenced operations on November 30, 2015. Counterpoint Tactical Municipal Fund commenced operations on June 11, 2018. Class A shares of the Counterpoint Tactical Income Fund and Class A shares of the Counterpoint Tactical Municipal Fund are offered at net asset value plus a maximum sales charge of 4.50%. Class A shares of the Counterpoint Tactical Equity Fund are offered at net asset value plus a maximum sales charge of 5.75%. Class C and Class I shares of each Fund are offered at net asset value. Each class of each Fund represents an interest in the same assets of that Fund and classes are identical except for differences in their distribution and sales charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” and Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods that include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using- exchange rates obtained from pricing services. The independent- pricing service does not distinguish between smaller sized bond positions known as “odd lots” and larger institutional sized bond positions known as “round lots”. A Fund may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at net asset value.

Valuation of Underlying Funds – Each Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021

quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2021 for the Funds’ investments measured at fair value:

Counterpoint Tactical Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$62,363,184	$—	$—	$62,363,184
Open End Funds	553,159,903	—	—	553,159,903
Credit Default Swap	—	68,214	—	68,214
Short-Term Investments	14,691,315	—	—	14,691,315
Total	$630,214,402	$68,214	$—	$630,282,616

Counterpoint Tactical Equity Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$103,839	$—	$—	$103,839
Outerperformance Option	—	337,998	—	337,998
Short Total Return Swaps	—	7,579	—	7,579
Short-Term Investments	2,123,146	—	—	2,123,146
U.S. Government Obligations	—	630,844	—	630,844
Total	$2,226,985	$976,421	$—	$3,203,406
Liabilities *
Long Total Return Swaps	$—	$7,307	$—	$7,307
Total	$—	$7,307	$—	$7,307

Counterpoint Tactical Municipal Fund

Assets *	Level 1	Level 2	Level 3	Total
Open End Funds	$53,306,916	$—	$—	$53,306,916
Short-Term Investments	415,259	—	—	415,259
Total	$53,722,175	$—	$—	$53,722,175

The Funds did not hold any Level 3 securities during the period.

*	Please refer to the Portfolio of Investments for industry classifications.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021

are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Futures Contracts – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may each purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ basis in the contract. If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Funds would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Option Transactions – The Funds are subject to equity price risk and commodity price risk in the normal course of pursuing their investment objective and each Fund may purchase or sell options to help hedge against risk. When the Funds write a call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

Each Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to each Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. Each Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time a fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. Certain cash and securities are held as collateral.

Credit Default Swaptions – Credit default swaptions may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Swap Agreements – The Funds may hold equities subject to equity price risk. Each Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021

would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. Each Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. The Funds are subject to equity price risk. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. The fair value of these financial instruments are located under unrealized appreciation (depreciation) on total return swaps on the Statement of Assets and Liabilities. The realized gain (loss) on swap contracts and change in unrealized appreciation (depreciation) on swap contracts are located on the Statement of Operations.

Securities Lending Risk – A Fund may lend portfolio securities to institutions, such as banks and certain broker-dealers. A Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Market Risk – Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; climate change; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to the Funds’ net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions you could lose your entire investment.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in December 2019 and subsequently spread globally. This coronavirus has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021

Distributions to Shareholders – Distributions from net investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Federal Income Taxes – It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended September 30, 2018 through September 30, 2020, or expected to be taken in the Funds’ September 30, 2021 tax returns.

Each Fund identifies its major tax jurisdictions as U.S. federal, Ohio (Nebraska in years prior to 2019), and foreign jurisdictions where the Fund makes significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Counterpoint Mutual Funds, LLC (the “Advisor”) serves as investment advisor to the Funds. Subject to the oversight of the Board, the Advisor is responsible for the management of the Funds’ investment portfolios. Pursuant to an advisory agreement with the Trust, on behalf of the Funds, the Advisor directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Counterpoint Tactical Income Fund and Counterpoint Tactical Equity Fund pay the Advisor a fee, computed and accrued daily and paid monthly at an annual rate of 1.25% of each Fund’s average daily net assets. As compensation for its services and the related expenses borne by the Advisor, the Counterpoint Tactical Municipal Fund pays the Advisor a fee, computed and accrued daily and paid monthly at an annual rate of 0.70% of the Fund’s average daily net assets.

For the year ended March 31, 2021, the Advisor earned advisory fees as follows:

Advisory Fee
Counterpoint Tactical Income Fund	$3,558,779
Counterpoint Tactical Equity Fund	$47,801
Counterpoint Tactical Municipal Fund	$173,236

Pursuant to a series of written contracts (the “Waiver Agreements”), the Advisor has contractually agreed to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses, until at least January 31, 2022, to the extent necessary so that the total operating expenses incurred by each Fund (exclusive of any front-end or contingent deferred loads, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021

sold short), taxes, brokerage fees and commissions or extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers, and trustees, and contractual indemnification of third party service providers other than the Advisor)) do not exceed 2.00%, 2.75% and 1.75% of the daily average net assets attributable to Class A, Class C and Class I shares respectively, of the Counterpoint Tactical Income Fund, Counterpoint Tactical Equity Fund and 1.25%, 2.00% and 1.00% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively, of the Counterpoint Tactical Municipal Fund. Fee waivers and expense reimbursements are subject to possible recoupment from the Funds in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits then in place and in place at the time of waiver. The Board may terminate this expense reimbursement arrangement at any time upon 60 days written notice to the Advisor.

During the year ended March 31, 2021 the Advisor waived fees/reimbursed expenses pursuant to the Waiver Agreements as follows:

Advisory Fee Waiver
Counterpoint Tactical Income Fund	$—
Counterpoint Tactical Equity Fund	$76,688
Counterpoint Tactical Municipal Fund	$50,256

As of March 31, 2021, the amount of fees waived/expenses reimbursed subject to potential recapture by date of expiration were as follows:

	September 30, 2021	September 30, 2022	September 30, 2023	Total
Counterpoint Tactical Income Fund	$—	$—	$—	$—
Counterpoint Tactical Equity Fund	$75,215	$78,070	$123,337	$276,622
Counterpoint Tactical Municipal Fund	$55,752	$126,450	$123,507	$305,709

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of each Fund, the Trust’s Master Distribution and Shareholder Servicing Plan for Class A and Class C shares (the “Plans”), as amended, pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plans, the Funds may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% of the average daily net assets for Class C shares for such distribution and shareholder service activities. For the six months ended March 31, 2021 the Funds incurred distributions fees as follows:

	Class A	Class C
Counterpoint Tactical Income Fund	$79,270	$197,595
Counterpoint Tactical Equity Fund	$2,243	$2,417
Counterpoint Tactical Municipal Fund	$1,661	$3,425

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. During the six months ended March 31, 2021, the Distributor received underwriting commissions for sales of Class A shares as follows:

Amount Retained by
	Underwriter Commissions	Principal Underwriter
Counterpoint Tactical Income Fund	$30,719	$4,751
Counterpoint Tactical Equity Fund	$—	$—
Counterpoint Tactical Municipal Fund	$—	$—

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

4.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2021, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments were as follows:

	Purchases	Sales
Counterpoint Tactical Income Fund	$220,584,083	$93,376,856
Counterpoint Tactical Equity Fund	$3,195,688	$14,115,865
Counterpoint Tactical Municipal Fund	$9,613,809	$4,243,225

5.	DERIVATIVE TRANSACTIONS

The following is a summary of the effect of derivative instruments on the Funds’ Statement of Assets and Liabilities as of March 31, 2021.

Counterpoint Tactical Income Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Fixed Income contracts/Credit risk	Unrealized appreciation on credit default swaps	$68,214

Counterpoint Tactical Equity Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity Contract/Equity Price Risk	Unrealized appreciation on total return swaps	$272
Equity Contract/Equity Price Risk	Investment in outer performance options	337,998

The following is a summary of the effect of derivative instruments on the Funds’ Statement of Operations for the six months ended March 31, 2021.

Counterpoint Tactical Income Fund

		Change in Unrealized
Contract type/	Realized Gain	Appreciation
Primary Risk Exposure	On Swap Contracts	On Swap Contracts
Fixed income contracts/Credit Risk	$1,131,427	$43,075

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021

Counterpoint Tactical Equity Fund

		Change in Unrealized
Contract type/	Realized Gain (loss)	Appreciation
Primary Risk Exposure	On Futures Contracts	On Futures Contracts
Equity Contracts/Equity Price Risk	$(104,189)	$—

		Change In Unrealized
Contract type/	Realized Gain	Appreciation
Primary Risk Exposure	On Options Purchased	On Options Purchased
Equity Contracts/Equity Price Risk	$8,808	$201,998

		Change In Unrealized
Contract type/	Realized Gain	Appreciation
Primary Risk Exposure	On Options Written	On Options Written
Equity Contracts/Equity Price Risk	$5,098	$—

		Change In Unrealized
Contract type/	Realized Loss	Appreciation
Primary Risk Exposure	On Swap Contracts	On Swap Contracts
Equity Contracts/Equity Price Risk	$(3,753,082)	$271,574

The notional value of the derivative instruments outstanding as of March 31, 2021 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Funds.

During the six months ended March 31, 2021, the Funds were not subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at March 31, 2021 for the Funds.

Counterpoint Tactical Income Fund

						Net Amounts	Financial	Cash		Net
		Gross Amounts of		Gross Amounts of		Presented in the	Instruments	Collateral		Amount
Description	Counterparty	Recognized Assets		Recognized Liabilities		Statement of Assets & Liabilities	Pledged	Pledged		of Assets & Liabilities
Unrealized appreciation on credit default swap	Wells Fargo	$68,214	(1)	$—		$68,214	$—	$—		$68,214

Counterpoint Tactical Equity Fund

						Net Amounts	Financial	Cash		Net
		Gross Amounts of		Gross Amounts of		Presented in the	Instruments	Collateral		Amount
Description	Counterparty	Recognized Assets		Recognized Liabilities		Statement of Assets & Liabilities	Pledged	Pledged		of Assets & Liabilities
Unrealized depreciation on total return swaps	Goldman Sachs	$7,579	(1)	$(16,430	) (1)	$(8,851)	$—	$8,851	(2)	$—
Unrealized depreciation on total return swaps	JP Morgan	17,290	(1)	(8,167	) (1)	9,123	—	—		9,123
Investment in outerperformance option	JP Morgan	337,998	(1)	—		337,998	—	—		337,998
		$362,867		$(24,597)		$338,270	$—	$8,851		$347,121

(1)	Value as presented in the Portfolio of Investments.

(2)	The amount is limited to the derivative liability balance and does not include excess collateral pledged to the counterparty. Detailed collateral amounts are presented in the Statements of Assets and Liabilities.

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at March 31, 2021, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Counterpoint Tactical Income Fund	$595,214,845	$35,347,998	$(280,227)	$35,067,771
Counterpoint Tactical Equity Fund	$2,702,954	$493,145	$—	$493,145
Counterpoint Tactical Municipal Fund	$51,616,090	$2,106,085	$—	$2,106,085

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of the Funds’ distributions paid for the periods ended September 30, 2020 and September 30, 2019 was as follows:

For the period ended September 30, 2020:

	Ordinary	Long-Term	Return	Tax-Exempt
Fund	Income	Capital Gains	of Capital	Income	Total
Counterpoint Tactical Income Fund	$9,012,915	$—	$—	$—	$9,012,915
Counterpoint Tactical Equity Fund	—	—	—	—	—
Counterpoint Tactical Municipal Fund	197,280	—	—	405,021	602,301

For the period ended September 30, 2019:

	Ordinary	Long-Term	Return	Tax-Exempt
Fund	Income	Capital Gains	of Capital	Income	Total
Counterpoint Tactical Income Fund	$12,171,054	$4,677,361	$—	$—	$16,848,415
Counterpoint Tactical Equity Fund	356	1,004,223	—	—	1,004,579
Counterpoint Tactical Municipal Fund	16,238	—	—	402,265	418,503

As of September 30, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Fund	Tax-Exempt Income	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Counterpoint Tactical Income Fund	$—	$371,135	$—	$—	$(5,212,490)	$—	13,134,336	$8,292,981
Counterpoint Tactical Equity Fund	—	—	—	(2,736,479)	(3,546,141)	(792)	616,013	(5,667,398)
Counterpoint Tactical Municipal Fund	—	35,384	409,534	—	—	—	772,428	1,217,346

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the mark-to-market treatment on swaps contracts, adjustments for partnerships, REITs, C-Corporation return of capital distributions, and the tax deferral of losses on wash sales and straddles. In addition, the amounts listed under other book/tax differences for the Counterpoint Tactical Equity Fund is primarily attributable to the tax deferral of losses on straddles.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year as follows:

Late Year
Fund	Losses
Counterpoint Tactical Income Fund	$—
Counterpoint Tactical Equity Fund	274,141
Counterpoint Tactical Municipal Fund	—

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Fund	Losses
Counterpoint Tactical Income Fund	$—
Counterpoint Tactical Equity Fund	2,462,338
Counterpoint Tactical Municipal Fund	—

At September 30, 2020, the Funds had capital loss carry forwards (“CLCF”) for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
		Long-		CLCF
Fund	Short-Term	Term	Total	Utilized
Counterpoint Tactical Income Fund	$5,212,490	$—	$5,212,490	$1,877,257
Counterpoint Tactical Equity Fund	2,920,918	625,223	3,546,140.50	—
Counterpoint Tactical Municipal Fund	—	—	—	140,159

Permanent book and tax differences, primarily attributable to the book/tax treatment of non-deductible expenses and net operating losses resulted in reclassification for the period ended September 30, 2020 for the Funds as follows:

	Paid
	In	Accumulated
Fund	Capital	Earnings (Losses)
Counterpoint Tactical Income Fund	$—	$—
Counterpoint Tactical Equity Fund	(668,217)	668,217
Counterpoint Tactical Municipal Fund	(12)	12

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Counterpoint Tactical Income Fund currently invests a portion of its assets in the BlackRock High Yield Bond Portfolio (the “BlackRock Portfolio”). The Fund may redeem its investment from the BlackRock Portfolio at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the BlackRock Portfolio. The financial statements of the BlackRock Portfolio, including the portfolio of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of March 31, 2021, the percentage of the net assets invested in the BlackRock Portfolio was 38.1%.

The Counterpoint Tactical Equity Fund currently invests a portion of its assets in the Fidelity Investments Money Market Funds – Government Portfolio (the “Fidelity Portfolio”) . The Fund may redeem its investment from the Fidelity Portfolio at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the Fidelity Portfolio. The financial statements of the Fidelity Portfolio, including the portfolio of investments, can be found at the SEC’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of March 31, 2021, the percentage of the net assets invested in the Fidelity Portfolio was 59.4%.

The Counterpoint Tactical Municipal Fund currently invests a portion of its assets in the American Century High-Yield Municipal Fund (the “American Century Fund”). The Fund may redeem its investment from the American Century Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the American Century Fund. The financial statements of the American Century Fund, including the portfolio of investments, can be found at the SEC’s website www.sec.gov and

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021

should be read in conjunction with the Fund’s financial statements. As of March 31, 2021, the percentage of the net assets invested in the American Century Fund was 33.8%.

The Counterpoint Tactical Municipal Fund currently invests a portion of its assets in the Invesco Oppenheimer AMT-Free Municipal Fund (the “Invesco Fund”). The Fund may redeem its investment from the Invesco Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the Invesco Fund. The financial statements of the Invesco Fund, including the portfolio of investments, can be found at the SEC’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of March 31, 2021, the percentage of the net assets invested in the Invesco Fund was 29.1%.

The Counterpoint Tactical Municipal Fund currently invests a portion of its assets in the PGIM Muni High Income Fund (the “PGIM Fund”). The Fund may redeem its investment from the PGIM Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the PGIM Fund. The financial statements of the PGIM Fund, including the portfolio of investments, can be found at the SEC’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of March 31, 2021, the percentage of the net assets invested in the PGIM Fund was 36.1%.

9.	SECURITIES LENDING

Under an agreement (the “Securities Lending Agreement”) with the Securities Finance Trust Company (“SFTC”), each Fund can lend its portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Funds’ security lending procedures. The Funds continue to receive interest or dividends on the securities loaned. The Funds have the right under the Securities Lending Agency Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Funds could experience delays or losses on recovery. Additionally, the Funds are subject to the risk of loss from investments made with the cash received as collateral. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty. Each Fund receives compensation relating to the lending of the its securities as reflected in the Statement of Operations. As of March 31, 2021, the Funds did not have any securities out on loan.

10.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2021, the shareholders listed below held more than 25% of an individual Fund and may be deemed to control that Fund. The Funds have no knowledge as to whether all or any portion of the shares owned of record within the omnibus accounts listed below are also owned beneficially.

Shareholder	Fund	Percent
LPL Financial	Counterpoint Tactical Equity Fund	32.52%
Charles Schwab & Co.	Counterpoint Tactical Municipal Fund	38.75%

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

COUNTERPOINT FUNDS
EXPENSE EXAMPLES (Unaudited)
March 31, 2021

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2020 to March 31, 2021.

Actual Expenses

The “Actual” table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” table below provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid*	Expense Ratio During*
	Account Value	Account Value	During Period	the Period
Actual	10/1/20	3/31/21	10/1/20 – 3/31/21	10/1/20 – 3/31/21
Counterpoint Tactical Income Fund
Class A	$1,000.00	$1,062.50	$8.95	1.74%
Class C	$1,000.00	$1,058.00	$12.78	2.49%
Class I	$1,000.00	$1,062.90	$7.66	1.49%
Counterpoint Tactical Equity Fund
Class A	$1,000.00	$868.00	$9.31	2.00%
Class C	$1,000.00	$864.80	$12.79	2.75%
Class I	$1,000.00	$868.60	$8.15	1.75%
Counterpoint Tactical Municipal Fund
Class A	$1,000.00	$1,040.90	$6.36	1.25%
Class C	$1,000.00	$1,036.50	$10.15	2.00%
Class I	$1,000.00	$1,042.10	$5.09	1.00%

	Beginning	Ending	Expenses Paid	Expense Ratio During*
Hypothetical	Account Value	Account Value	During Period	the Period
(5% return before expenses)**	10/1/20	3/31/21	10/1/20 – 3/31/21	10/1/20 – 3/31/21
Counterpoint Tactical Income Fund
Class A	$1,000.00	$1,016.26	$8.75	1.74%
Class C	$1,000.00	$1,012.52	$12.49	2.49%
Class I	$1,000.00	$1,017.50	$7.49	1.49%
Counterpoint Tactical Equity Fund
Class A	$1,000.00	$1,014.96	$10.05	2.00%
Class C	$1,000.00	$1,011.22	$13.79	2.75%
Class I	$1,000.00	$1,016.24	$8.80	1.75%
Counterpoint Tactical Municipal Fund
Class A	$1,000.00	$1,018.70	$6.29	1.25%
Class C	$1,000.00	$1,014.96	$10.05	2.00%
Class I	$1,000.00	$1,019.95	$5.04	1.00%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

**	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied

COUNTERPOINT FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
March 31, 2021

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategies and the liquidity of their portfolio investments during normal and reasonably foreseeable stressed conditions; their short and long-term cash flow projections; and their cash holdings and access to other funding sources.

During the period ended March 31, 2021, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (402) 493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust III
What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how each Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is or will be available without charge, upon request, by calling 1-844-273-8637 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-844-273-8637.

INVESTMENT ADVISOR
Counterpoint Mutual Funds, LLC
12760 High Bluff Drive, Suite 280
San Diego, California 92130

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, Nebraska 68022

Counterpoint-SAR21

(a)       Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b)       Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of securities lending activities for closed-end management investment companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 6/7/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 6/7/21

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 6/7/21